REINSURANCE	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
REINSURANCE	REINSURANCE
The Company reinsures its business through a diversified group of reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances is evaluated by monitoring ratings and the financial strength of its reinsurers. The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Premiums earned:
Gross amounts, including reinsurance assumed	$9,869	$5,430	$3,662
Reinsurance ceded	(1,602)	(1,293)	(651)
Net amount	$8,267	$4,137	$3,011
Other policy revenue:
Gross amounts, including reinsurance assumed	$902	$413	$224
Reinsurance ceded	(121)	—	—
Net amount	$781	$413	$224
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(11,432)	$(4,769)	$(3,236)
Reinsurance ceded	3,270	830	384
Net amount	$(8,162)	$(3,939)	$(2,852)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(2,253)	$(900)	$(325)
Reinsurance ceded	379	213	86
Net amount	$(1,874)	$(687)	$(239)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(184)	$156	$152
Reinsurance ceded	77	10	—
Net amount	$(107)	$166	$152
Following the effective settlement of a reinsurance arrangement between NER SPC and AEL (see Note 16 for details), our reinsurance assumed exposure is principally limited to the amounts of reinsurance funds withheld asset and associated deposit liability based on deposit accounting as presented in the statements of financial position, as well as certain future policy benefits liability.
Effective July 1, 2024, several ANGI subsidiaries entered into a coinsurance reinsurance agreement with a strong rated counterparty, whereby these subsidiaries ceded a diversified block of life business representing approximately $3.3 billion of insurance liabilities, which is recorded within “Reinsurance recoverables and deposit assets” on the statements of financial position.
Effective December 16, 2024, a subsidiary of ANGI entered into a PRT transaction under a coinsurance reinsurance agreement with a third-party insurer in the United Kingdom, whereby this subsidiary recognized approximately $1.3 billion of investments and future policy benefits liability assumed.
Furthermore, certain of our subsidiaries have intercompany reinsurance agreements with its wholly owned reinsurance companies, some of which are captive reinsurance companies. All intercompany balances arising from such intercompany reinsurance agreements are eliminated in full on consolidation.